SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net income attributable to common shareholders	$ 6,125	$ 2,106	$ 2,646	$ 205	$ (6,295)	$ (934)
Income attributable to convertible instruments	6,612	2,264	4,131	751
Expense attributable to convertible instruments	272	21	924	169
Diluted loss attributable to common shareholders	$ (215)	$ (137)	$ (561)	$ (377)
Basic shares outstanding	7,612,241	181,774	6,740,889	94,764
Dilutive convertible instruments	30,924,532	7,048,792	14,187,583	7,048,792
Diluted shares outstanding	38,536,773	7,230,566	20,928,472	7,143,556
Diluted loss per share	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.05)